                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3848

                   RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 5/31

Date of reporting period: 11/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE(R)
HIGH YIELD BOND FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2007


RIVERSOURCE HIGH YIELD BOND FUND
SEEKS TO PROVIDE SHAREHOLDERS WITH
HIGH CURRENT INCOME AS ITS PRIMARY
OBJECTIVE AND, AS ITS SECONDARY
OBJECTIVE, CAPITAL GROWTH.

TABLE OF CONTENTS

Fund Snapshot.......................      3

Performance Summary.................      5

Questions & Answers
   with Portfolio Management........      8

Fund Expenses Example...............     12

Portfolio of Investments............     15

Financial Statements................     28

Notes to Financial Statements.......     34

Proxy Voting........................     57

Change in Independent Registered
   Public Accounting Firm...........     58

          (DALBAR LOGO)

The RiverSource mutual fund
shareholder reports have been
awarded the Communications Seal
from Dalbar Inc., an independent
financial services research firm.
The Seal recognizes communications
demonstrating a level of
excellence in the industry.
--------------------------------------------------------------------------------

 2 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

FUND OBJECTIVE

RiverSource High Yield Bond Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

SECTOR BREAKDOWN*

Percentage of portfolio assets
(PIE CHART)

Telecommunication                                            19.5%
Consumer Discretionary                                       18.7%
Materials                                                    13.5%
Health Care                                                   9.3%
Energy                                                        8.1%
Consumer Staples                                              7.7%
Other(1)                                                     23.2%



 * Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(1) Includes Industrials 6.9%, Utilities 5.9%, Financials 5.2%, Mortgage-Backed 0.4% and Cash & Cash Equivalents(2) 4.8%.
(2) Of the 4.8%, 0.2% is due to security lending activity and 4.6% is the Fund's cash equivalent.

TOP TEN HOLDINGS

Percentage of portfolio assets

Windstream
   8.63% 2016                         1.1%
Select Medical
   11.26% 2015                        1.1%
INVISTA
   9.25% 2012                         1.1%
Charter Communications
   6.99% 2013                         1.1%
Nielsen Finance
   6.67-7.15% 2013                    1.1%
Cott Beverages USA
   8.00% 2011                         1.1%
Qwest
   6.95% 2010                         1.1%
IASIS Healthcare LLC
   10.32% 2014                        1.1%
ASG Consolidated LLC/Finance
   11.35% 2011                        1.0%
Realogy
   12.38% 2015                        1.0%

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, generally have more volatile prices and carry more risk to principal and income than investment grade securities.
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------

                   RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  3

FUND SNAPSHOT AT NOV. 30, 2007 (UNAUDITED)

QUALITY BREAKDOWN

Percentage of bond portfolio assets

(PIE CHART)

AAA bonds                                                                         0.50
A bonds                                                                           0.10
BBB bonds                                                                         2.20
BB bonds                                                                         22.40
B bonds                                                                          55.70
CCC bonds                                                                        18.50
Non-rated bonds                                                                   0.60

Non-rated bonds                                          0.6%
CCC bonds                                               18.5%
AAA bonds                                                0.5%
A bonds                                                  0.1%
BBB bonds                                                2.2%
BB bonds                                                22.4%
B bonds                                                 55.7%

STYLE MATRIX
(Style Matrix)


        DURATION
SHORT    INT.     LONG
                           HIGH
                           MEDIUM        QUALITY
         X                 LOW

Shading within the style matrix indicates areas in which the Fund generally invests.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and serves as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO MANAGER

                           YEARS IN INDUSTRY
Scott Schroepfer, CFA*            21

* Scott Schroepfer is a member of a sector team of portfolio managers that specializes in high yield investments.

FUND FACTS

                        TICKER SYMBOL   INCEPTION DATE
Class A                      INEAX        12/08/83
Class B                      IEIBX        03/20/95
Class C                      APECX        06/26/00
Class I                      RSHIX        03/04/04
Class R2                        --        12/11/06
Class R3                        --        12/11/06
Class R4                     RSHYX        03/20/95
Class R5                     RSHRX        12/11/06
Class W                      RHYWX        12/01/06

Total net assets                        $1.709 billion
Number of holdings                             226
Weighted average life(1)                 6.3 years
Effective duration(2)                    4.0 years
Weighted average bond rating(3)                  B

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

--------------------------------------------------------------------------------

 4 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

                             PERFORMANCE COMPARISON
                  For the six-month period ended Nov. 30, 2007

                                  (BAR CHART)

RiverSource High Yield Bond Fund Class A
  (excluding sales charge)                             -3.63%

JP Morgan Global High Yield Index (unmanaged)          -2.52%

Lipper High Yield Funds Index                          -2.84%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

ANNUAL OPERATING EXPENSE RATIO (AS OF THE CURRENT PROSPECTUS)

                                                  TOTAL                    NET EXPENSES
Class A                                           1.08%                       1.08%
Class B                                           1.84%                       1.84%
Class C                                           1.83%                       1.83%
Class I                                           0.67%                       0.67%
Class R2                                          1.45%                       1.45%
Class R3                                          1.21%                       1.21%
Class R4                                          0.97%                       0.95%(a)
Class R5                                          0.71%                       0.71%
Class W                                           1.06%                       1.06%

(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until May 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.95% for Class R4.

--------------------------------------------------------------------------------

                   RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  5

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS

AT NOV. 30, 2007
                                                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 12/8/83)          -3.63%     +2.79%   +5.96%    +10.56%    +4.00%     +8.08%
 Class B (inception 3/20/95)          -3.99%     +2.36%   +5.16%     +9.73%    +3.21%     +5.56%
 Class C (inception 6/26/00)          -4.04%     +1.98%   +5.03%     +9.68%      N/A      +4.69%
 Class I (inception 3/4/04)           -3.43%     +3.55%   +6.25%       N/A       N/A      +7.53%
 Class R2 (inception 12/11/06)        -3.48%       N/A      N/A        N/A       N/A      +2.05%*
 Class R3 (inception 12/11/06)        -3.35%       N/A      N/A        N/A       N/A      +2.31%*
 Class R4 (inception 3/20/95)         -3.23%     +3.29%   +6.13%    +10.73%    +4.15%     +6.51%
 Class R5 (inception 12/11/06)        -3.46%       N/A      N/A        N/A       N/A      +2.42%*
 Class W (inception 12/1/06)          -3.70%       N/A      N/A        N/A       N/A      +2.27%*

WITH SALES CHARGE
 Class A (inception 12/8/83)          -8.19%     -2.18%   +4.21%     +9.50%    +3.46%     +7.85%
 Class B (inception 3/20/95)          -8.63%     -2.40%   +3.99%     +9.45%    +3.21%     +5.56%
 Class C (inception 6/26/00)          -4.97%     +1.03%   +5.03%     +9.68%      N/A      +4.69%

--------------------------------------------------------------------------------

 6 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

PERFORMANCE SUMMARY

AT DEC. 31, 2007
                                                                                           SINCE
WITHOUT SALES CHARGE                 6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION
 Class A (inception 12/8/83)          -1.17%     +2.07%   +5.66%    +10.65%    +3.98%     +8.07%
 Class B (inception 3/20/95)          -1.55%     +1.30%   +4.86%     +9.82%    +3.19%     +5.55%
 Class C (inception 6/26/00)          -1.59%     +0.91%   +4.86%     +9.76%      N/A      +4.68%
 Class I (inception 3/4/04)           -0.97%     +2.48%   +6.08%       N/A       N/A      +7.48%
 Class R2 (inception 12/11/06)        -1.35%     +1.67%     N/A        N/A       N/A      +2.30%
 Class R3 (inception 12/11/06)        -1.22%     +1.95%     N/A        N/A       N/A      +2.57%
 Class R4 (inception 3/20/95)         -1.10%     +2.21%   +5.83%    +10.82%    +4.13%     +6.50%
 Class R5 (inception 12/11/06)        -1.33%     +2.08%     N/A        N/A       N/A      +2.71%
 Class W (inception 12/1/06)          -1.57%     +1.60%     N/A        N/A       N/A      +2.47%

WITH SALES CHARGE
 Class A (inception 12/8/83)          -5.97%     -2.89%   +3.93%     +9.58%    +3.45%     +7.84%
 Class B (inception 3/20/95)          -6.30%     -3.45%   +3.70%     +9.54%    +3.19%     +5.55%
 Class C (inception 6/26/00)          -2.54%     -0.03%   +4.86%     +9.76%      N/A      +4.68%

Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* Not annualized.

--------------------------------------------------------------------------------

                   RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  7

QUESTIONS & ANSWERS WITH PORTFOLIO MANAGEMENT

Below, Portfolio Manager Scott Schroepfer discusses the Fund's positioning and results for the six months ended Nov. 30, 2007.

Q: How did RiverSource High Yield Bond Fund perform for the first half of the fiscal year?

   A: RiverSource High Yield Bond Fund's Class A shares (excluding sales charge) declined 3.63% for the six months ended Nov. 30, 2007. The Fund underperformed the JP Morgan Global High Yield Index (JP Morgan Index), which fell 2.52%. The Fund also underperformed the Lipper High Current Yield Bond Funds Index, representing the Fund's peer group, which declined 2.84% during the same time frame.

   THE FUND'S OVERWEIGHT POSITIONING IN THE HEALTH CARE SECTOR HELPED RESULTS, AS THIS SECTOR PROVED TO BE LESS VOLATILE THAN OTHERS IN THE HIGH YIELD BOND MARKET.


Q: What factors most significantly affected performance during the semiannual period?

   A: The high yield corporate bond market experienced more ups and downs during the semiannual period than at any other time in recent memory. The high yield market rallied strongly going into the semiannual period, with spreads, or the yield differential between these securities and Treasuries, reaching an all-time tight level on June 5, 2007. During June and July, problems in the subprime mortgage market spilled over into most other credit markets in general, and into the high yield corporate bond market in particular. High yield corporate bonds traded down sharply, as investors grew increasingly risk averse, and spreads widened. In August, the high yield bond market stabilized somewhat, and from September through most of October, the market actually rallied. Then, a second wave hit the market amid a liquidity crunch, recession concerns and ongoing turmoil in the housing, subprime mortgage and credit markets. Large investment banks took major credit-related write-downs and the highly leveraged structured product market remained somewhat dysfunctional. Thus, November proved to be another difficult month for the high yield bond market, with spreads widening once again.

   The Fund benefited most from its emphasis on higher quality, well-seasoned issues, which performed better than issues from highly leveraged companies, including those that had recently completed leveraged buyouts. The Fund's overweight positioning in the health care sector helped results, as this sector

--------------------------------------------------------------------------------

 8 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   proved to be less volatile than others in the high yield bond market. An overweight allocation to cable companies within the media industry further benefited the Fund's performance, as did security selection within the group. The Fund's underweight positions in the automotive and publishing (especially newspapers) industries contributed positively to performance during the period, as these industries fared poorly during the period. A holding in integrated energy company Williams Companies also boosted the Fund's results, as it was upgraded to investment grade status during the period. Prior to the end of the period, we sold the Fund's position in Williams Companies at attractive levels.

   Conversely, the Fund's positioning in homebuilders detracted from results relative to the JP Morgan Index, as we shifted from an underweight to a modestly overweight allocation during the period. We sought to build positions in this sector on market weakness, given what we believed to be still-attractive longer-term fundamentals, but it turned out that we bought a bit prematurely, as the housing industry continued to deteriorate during the period. Holdings such as Standard Pacific, William Lyon Homes and Hovnanian Enterprises each lagged. Getting swept by the same housing market brush was Realogy, the parent company of Century 21, ERA, Coldwell Banker and Sotheby's Intl Realty. Holding a significant position in Realogy, which completed a leveraged buyout in the spring of 2007, detracted from the Fund's performance. Similarly, retailer Claire's Stores, which had conducted a leveraged buyout earlier in the year, performed poorly on broad market concerns over the health of the consumer. We continued to hold the Fund's positions in each of these issues.

   We reduced the Fund's holding in Georgia Gulf, a chemical company that was impacted by the housing market slowdown, as it makes polyvinyl chloride (PVC) products used in construction and is also the parent company of a window manufacturer. We had become less optimistic about Georgia Gulf's prospects going forward. We eliminated the Fund's exposure to ResCap, a leading mortgage finance company that is a significant weighting in the JP Morgan Index. ResCap dramatically underperformed the market during the period.

--------------------------------------------------------------------------------

                   RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  9

QUESTIONS & ANSWERS

Q: What changes did you make to the Fund and how is it currently positioned?

   A: As indicated, we added to the Fund's position in homebuilders over the period, as we saw the market weakness as a buying opportunity for what we believe to be an attractive sector over the longer term. We also increased exposure to integrated utilities, which tends to be a more defensive industry, though we still maintained an underweighted position compared to the JP Morgan Index. We lowered the Fund's exposure to the retail industry.

   We added bank loan exposure across certain core holdings in the Fund. In many cases, this positioned the Fund in a more senior part of a company's capital structure, thus reducing the overall risk within the portfolio.

   At the end of the period, the Fund had larger exposure than the JP Morgan Index in the health care and energy sectors, as well as in the chemicals, cable TV and wireline telecommunications industries. Underweights in the Fund's portfolio relative to the JP Morgan Index included the technology, retail, automotive and manufacturing and industrial areas. The Fund also maintained holdings in the gaming, food, media and utilities industries, each at approximately equal weighting to the JP Morgan Index.

   WE STRIVE TO SELECT THE RIGHT BONDS WHILE MAINTAINING A DILIGENT REVIEW OF POTENTIAL CREDIT RISKS AT INDIVIDUAL COMPANIES.


Q: What is the Fund's tactical view and strategy for the months ahead?

   A: Going forward, we continue to believe that the key to potential outperformance will be leveraging our strength in credit research. We strive to select the right bonds while maintaining a diligent review of potential credit risks at individual companies. We sell bonds when we believe that risks outweigh a bond's total return potential.

   We have a bottom-up approach when selecting credits. One of our competitive advantages is that our team of nine analysts performs in-depth research to acquire deep knowledge and insight of the industries it covers. We believe that good security selection based on quality and in-depth security research will be key to performance in the near term.

   Contrary to recent headlines, we do not believe the U.S. is going to enter a recession in 2008, but should the Federal Reserve Board continue to cut

--------------------------------------------------------------------------------

 10 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

QUESTIONS & ANSWERS

   interest rates, we may see negative economic growth in 2009. This, combined with an ongoing credit crunch and a lack of liquidity starting to spill over into the broader market, makes us more cautious in our view for high yield bond issuers over the longer term, although we remain constructive on their fundamentals over the near term. We anticipate that the default rate within the high yield bond market will move higher over the coming months, though importantly, we believe that such defaults will remain at or below long-term averages.

   Given this view, taking incremental risk when valuations do not justify it does not seem prudent. We intend to continue upgrading credit quality in the Fund's portfolio, seeking opportunities to reduce the Fund's position in CCC-rated bonds, which was neutrally market-weighted at the end of November, and moving into higher-rated high yield bonds. We further intend, of course, to continue to seek opportunities to capitalize on attractively valued bonds that have the potential for positive returns.

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource Fund.
--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the acquired funds expense ratio as of the most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2007.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

 12 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             JUNE 1, 2007    NOV. 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class A
   Actual(b)                    $1,000         $  963.70        $ 5.35           1.09%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.55        $ 5.50           1.09%
 Class B
   Actual(b)                    $1,000         $  960.10        $ 9.07           1.85%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.75        $ 9.32           1.85%
 Class C
   Actual(b)                    $1,000         $  959.60        $ 9.06           1.85%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,015.75        $ 9.32           1.85%
 Class I
   Actual(b)                    $1,000         $  965.70        $ 3.39            .69%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.55        $ 3.49            .69%
 Class R2
   Actual(b)                    $1,000         $  965.20        $ 7.32           1.49%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,017.55        $ 7.52           1.49%
 Class R3
   Actual(b)                    $1,000         $  966.50        $ 6.00           1.22%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,018.90        $ 6.16           1.22%
 Class R4
   Actual(b)                    $1,000         $  967.70        $ 4.43            .90%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,020.50        $ 4.55            .90%
 Class R5
   Actual(b)                    $1,000         $  965.40        $ 3.69            .75%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,021.25        $ 3.79            .75%

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  13

                               BEGINNING        ENDING         EXPENSES
                             ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                             JUNE 1, 2007    NOV. 30, 2007   THE PERIOD(A)   EXPENSE RATIO
 Class W
   Actual(b)                    $1,000         $  963.00        $ 5.55           1.13%
   Hypothetical
   (5% return before
   expenses)                    $1,000         $1,019.35        $ 5.70           1.13%

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov 30, 2007: -3.63% for Class A, -3.99% for Class B, -4.04% for Class C, -3.43% for Class I, -3.48% for Class R2, -3.35% for Class R3, -3.23% for Class R4, -3.46% for Class R5 and -3.70% for Class W.

--------------------------------------------------------------------------------

 14 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS

NOV. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES

BONDS (81.9%)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

MORTGAGE-BACKED (0.5%)(f)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
  09-25-47                           5.28%        $9,742,853(i)          $7,662,042
-----------------------------------------------------------------------------------

AEROSPACE & DEFENSE (3.2%)
Alion Science and Technology
  02-01-15                          10.25         10,600,000              9,553,250
Communications & Power Inds
  02-01-12                           8.00         11,210,000             11,238,024
CPI Intl
 Sr Unsecured
  02-01-15                          11.06          4,521,000(i)           4,611,420
DRS Technologies
  11-01-13                           6.88          4,295,000              4,241,313
  02-01-16                           6.63          2,315,000              2,280,275
  02-01-18                           7.63          4,020,000              4,090,350
L-3 Communications
  06-15-12                           7.63          6,955,000              7,111,488
  07-15-13                           6.13          1,035,000              1,014,300
L-3 Communications
 Series B
  10-15-15                           6.38         10,100,000              9,999,000
                                                                    ---------------
Total                                                                    54,139,420
-----------------------------------------------------------------------------------

AUTOMOTIVE (1.3%)
Ford Motor Credit LLC
 Sr Nts
  08-10-11                           9.88          5,908,000              5,716,640
GMAC
  04-15-16                           7.70          5,639,000              4,821,345
GMAC LLC
  08-28-12                           6.88          3,115,000              2,648,192
RSC Equipment Rental
  12-01-14                           9.50          7,735,000              7,174,213

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
AUTOMOTIVE (CONT.)
Tenneco
 Sr Unsecured
  11-15-15                           8.13%        $1,750,000(d)          $1,745,625
                                                                    ---------------
Total                                                                    22,106,015
-----------------------------------------------------------------------------------

BANKING (0.1%)
Washington Mutual Bank
 Sub Nts
  08-15-14                           5.65          2,325,000              1,960,208
-----------------------------------------------------------------------------------

BROKERAGE (0.9%)
LaBranche & Co
 Sr Nts
  05-15-12                          11.00          6,184,000              6,106,700
Nuveen Investments
 Sr Nts
  11-15-15                          10.50          8,795,000(d)           8,729,038
                                                                    ---------------
Total                                                                    14,835,738
-----------------------------------------------------------------------------------

BUILDING MATERIALS (1.5%)
Associated Materials
 Sr Disc Nts
 (Zero coupon through 03-01-09,
 thereafter 11.25%)
  03-01-14                          16.30          3,105,000(m)           2,018,250
Gibraltar Inds
 Series B
  12-01-15                           8.00         10,442,000              9,502,220
Interline Brands
 Sr Sub Nts
  06-15-14                           8.13          3,119,000              3,072,215
Norcraft Companies LP/Finance
  11-01-11                           9.00          3,778,000              3,796,890

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                   RIVERSOURCE HIGH YIELD BOND FUND - 2007 SEMIANNUAL REPORT  15

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
BUILDING MATERIALS (CONT.)
Norcraft Holdings LP/Capital
Sr Disc Nts
(Zero coupon through 09-01-08,
thereafter 9.75%)
  09-01-12                           8.17%        $8,620,000(m)          $7,758,000
                                                                    ---------------
Total                                                                    26,147,575
-----------------------------------------------------------------------------------

CHEMICALS (5.0%)
Chemtura
  06-01-16                           6.88         14,465,000             13,307,800
Georgia Gulf
  10-15-16                          10.75          7,568,000              5,221,920
Hexion US Finance/Nova Scotia Finance
  11-15-14                           9.75          7,881,000              8,472,075
INVISTA
 Sr Unsecured
  05-01-12                           9.25         18,351,000(d)          19,085,039
MacDermid
 Sr Sub Nts
  04-15-17                           9.50         11,910,000(d)          10,808,325
Momentive Performance Materials
 Pay-in-kind
  12-01-14                          10.13         14,835,000(d,n)        13,611,113
NALCO
 Sr Sub Nts
  11-15-13                           8.88          6,155,000              6,401,200
NALCO
 Sr Unsecured
  11-15-11                           7.75          3,980,000              4,019,800
NewMarket
  12-15-16                           7.13          3,156,000              3,124,440
                                                                    ---------------
Total                                                                    84,051,712
-----------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.3%)
Chart Inds
 Sr Sub Nts
  10-15-15                           9.13          9,185,000              9,506,475
Terex
 Sr Sub Nts
  11-15-17                           8.00          7,000,000              7,035,000
United Rentals North America
 Sr Sub Nts
  02-15-14                           7.00          5,905,000              5,255,450
                                                                    ---------------
Total                                                                    21,796,925
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

CONSUMER PRODUCTS (2.8%)
AAC Group Holding
 Sr Disc Nts
 (Zero coupon through 10-01-08,
 thereafter 10.25%)
  10-01-12                          10.07%        $7,165,000(m)          $6,161,900
AAC Group Holding
 Sr Unsecured Pay-in-kind
  10-01-12                          14.75          1,413,345(n)           1,328,544
Jarden
  05-01-17                           7.50         19,240,000             17,316,000
Sealy Mattress
  06-15-14                           8.25          1,340,000              1,316,550
Visant Holding
 Sr Disc Nts
 (Zero coupon through 12-01-08,
 thereafter 10.25%)
  12-01-13                           9.70          5,815,000(m)           5,349,800
Visant Holding
 Sr Nts
  12-01-13                           8.75          5,725,000              5,710,688
Vitro
  02-01-17                           9.13         11,736,000(c)          10,943,820
                                                                    ---------------
Total                                                                    48,127,302
-----------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.4%)
ALH Finance LLC
  01-15-13                           8.50          2,246,000              2,111,240
Baldor Electric
  02-15-17                           8.63          5,000,000              5,137,500
                                                                    ---------------
Total                                                                     7,248,740
-----------------------------------------------------------------------------------

ELECTRIC (4.4%)
AES
 Sr Nts
  10-15-17                           8.00          2,885,000(d)           2,870,575
Dynegy Holdings
 Sr Unsecured
  05-01-16                           8.38          7,610,000              7,315,113
  05-15-18                           7.13          8,020,000              6,917,250
Edison Mission Energy
 Sr Unsecured
  06-15-16                           7.75          2,887,000              2,915,870
Energy Future Holdings
  11-01-17                          10.88          5,950,000(d)           5,831,000

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 16 RIVERSOURCE HIGH YIELD BOND FUND - 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
ELECTRIC (CONT.)
Midwest Generation LLC
Pass-Through Ctfs Series B
  01-02-16                           8.56%        $5,858,628             $6,246,762
Mirant Americas Generation LLC
 Sr Unsecured
  05-01-11                           8.30          4,870,000              4,857,825
Mirant North America LLC
  12-31-13                           7.38         10,259,000             10,284,647
NRG Energy
  02-01-14                           7.25          5,441,000              5,318,578
  01-15-17                           7.38         17,165,000             16,778,787
Reliant Energy
  12-15-14                           6.75          1,660,000              1,672,450
Reliant Energy
 Sr Nts
  06-15-17                           7.88          3,450,000              3,355,125
                                                                    ---------------
Total                                                                    74,363,982
-----------------------------------------------------------------------------------

ENTERTAINMENT (1.0%)
AMC Entertainment
  02-01-16                          11.00          7,298,000              7,644,655
United Artists Theatre Circuit
 Pass-Through Ctfs Series BB5
  07-01-15                           9.30          6,975,934(l)           7,115,452
United Artists Theatre Circuit
 Pass-Through Ctfs Series BC3
  07-01-15                           9.30          2,242,764(l)           2,287,619
                                                                    ---------------
Total                                                                    17,047,726
-----------------------------------------------------------------------------------

ENVIRONMENTAL (0.9%)
Allied Waste North America
  02-15-14                           6.13            965,000                928,813
Allied Waste North America
 Series B
  05-15-16                           7.13          4,255,000              4,244,363
Clean Harbors
  07-15-12                          11.25          5,435,000              5,867,375
WCA Waste
  06-15-14                           9.25          4,220,000              4,346,600
                                                                    ---------------
Total                                                                    15,387,151
-----------------------------------------------------------------------------------

FOOD AND BEVERAGE (4.5%)
Aramark
  02-01-15                           8.41          2,800,000(i)           2,716,000
  02-01-15                           8.50          3,612,000              3,625,545

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
FOOD AND BEVERAGE (CONT.)
ASG Consolidated LLC/Finance
 Sr Disc Nts
 (Zero coupon through 11-01-08,
 thereafter 11.50%)
  11-01-11                          11.35%       $19,195,000(m)         $17,659,400
Constellation Brands
  12-15-14                           8.38          4,990,000(g)           5,027,425
  09-01-16                           7.25          6,305,000              5,895,175
  05-15-17                           7.25          6,195,000(d)           5,792,325
Cott Beverages USA
  12-15-11                           8.00         20,335,000             18,606,525
Pinnacle Foods Finance LLC
 Sr Sub Nts
  04-01-17                          10.63         15,300,000(d)          13,464,000
Smithfield Foods
 Sr Unsecured
  07-01-17                           7.75          3,652,000              3,542,440
                                                                    ---------------
Total                                                                    76,328,835
-----------------------------------------------------------------------------------

GAMING (5.7%)
Circus & Eldorado Jt Venture/Silver Legacy Capital
 1st Mtge
  03-01-12                          10.13          6,190,000              6,406,650
Fontainebleau Las Vegas Holdings LLC/Capital
 2nd Mtge
  06-15-15                          10.25         11,346,000(d)          10,041,210
Harrah's Operating
  10-01-17                           5.75          9,910,000              7,085,650
Indianapolis Downs LLC/Capital
  11-01-12                          11.00          6,145,000(d)           5,960,650
Majestic Star Casino LLC/Capital
  10-15-10                           9.50         10,223,000              9,839,638
MGM Mirage
  06-01-16                           7.50          9,900,000              9,726,750
Pokagon Gaming Authority
 Sr Nts
  06-15-14                          10.38         10,250,000(d)          10,967,499
Shingle Springs Tribal Gaming Authority
 Sr Nts
  06-15-15                           9.38          8,790,000(d)           8,548,275
Station Casinos
 Sr Sub Nts
  02-01-14                           6.50          6,075,000              4,920,750
  03-01-16                           6.88          3,902,000              3,106,968
  03-15-18                           6.63          1,845,000              1,397,588

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                   RIVERSOURCE HIGH YIELD BOND FUND - 2007 SEMIANNUAL REPORT  17

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
GAMING (CONT.)
Tunica-Biloxi Gaming Authority
Sr Unsecured
  11-15-15                           9.00%       $11,245,000(d)         $11,357,449
Wynn Las Vegas LLC/Capital
 1st Mtge
  12-01-14                           6.63          6,914,000              6,706,580
                                                                    ---------------
Total                                                                    96,065,657
-----------------------------------------------------------------------------------

GAS PIPELINES (1.6%)
Copano Energy LLC
  03-01-16                           8.13          2,810,000              2,810,000
Southern Star Central
 Sr Nts
  03-01-16                           6.75          7,040,000              6,758,400
Williams Companies
 Sr Nts
  07-15-19                           7.63         10,907,000             12,079,503
Williams Partners LP/Finance
 Sr Unsecured
  02-01-17                           7.25          5,835,000              5,980,875
                                                                    ---------------
Total                                                                    27,628,778
-----------------------------------------------------------------------------------

HEALTH CARE (6.9%)
Community Health Systems
  07-15-15                           8.88         15,192,000             15,343,919
DaVita
  03-15-13                           6.63          9,346,000              9,065,620
  03-15-15                           7.25          7,525,000              7,318,063
HCA INC
  11-15-16                           9.25          5,956,000              6,164,460
HCA
 Sr Unsecured
  02-15-16                           6.50         13,190,000             11,013,650
MedCath Holdings
  07-15-12                           9.88         13,576,000             14,186,920
NMH Holdings
 Sr Unsecured Pay-in-kind
  06-15-14                          11.97          5,299,095(d,i,n)       5,113,627
Omnicare
  12-15-13                           6.75          9,065,000              8,339,800
  12-15-15                           6.88          4,438,000              4,082,960
Omnicare
 Sr Sub Nts
  06-01-13                           6.13          6,655,000              6,089,325

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
HEALTH CARE (CONT.)
Select Medical
 Sr Unsecured
  09-15-15                          11.26%       $22,884,000(i)         $19,451,399
Vanguard Health Holding I LLC
 Sr Disc Nts
 (Zero coupon through 10-01-09,
 thereafter 11.25%)
  10-01-15                           9.61          4,850,000(m)           3,564,750
Vanguard Health Holding II LLC
 Sr Sub Nts
  10-01-14                           9.00          7,532,000              7,136,570
                                                                    ---------------
Total                                                                   116,871,063
-----------------------------------------------------------------------------------

HOME CONSTRUCTION (1.6%)
Hovnanian Enterprises
  04-01-12                           8.88          9,510,000(o)           5,515,800
  05-15-13                           7.75          1,555,000                878,575
Meritage Homes
 Sr Nts
  05-01-14                           7.00          3,725,000              2,849,625
Standard Pacific
 Sr Sub Nts
  04-15-12                           9.25         13,000,000              4,810,000
Standard Pacific
 Sr Unsecured
  10-01-08                           6.50          6,450,000              5,676,000
William Lyon Homes
  02-15-14                           7.50         12,380,000              7,428,000
                                                                    ---------------
Total                                                                    27,158,000
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (4.9%)
Chaparral Energy
 Sr Nts
  02-01-17                           8.88          7,752,000(d)           6,938,040
Chesapeake Energy
  08-15-14                           7.00          6,722,000              6,722,000
  01-15-16                           6.63          6,892,000              6,685,240
  01-15-18                           6.25          2,520,000              2,375,100
Compton Petroleum Finance
  12-01-13                           7.63         14,746,000(c)          13,787,509
Denbury Resources
 Sr Sub Nts
  12-15-15                           7.50          6,465,000              6,545,813
EXCO Resources
  01-15-11                           7.25         10,018,000              9,742,505

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 18 RIVERSOURCE HIGH YIELD BOND FUND - 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
INDEPENDENT ENERGY (CONT.)
Forest Oil
Sr Nts
  06-15-19                           7.25%        $2,803,000(d)          $2,774,970
Hilcorp Energy I LP/Finance
 Sr Unsecured
  11-01-15                           7.75         11,895,000(d)          11,508,412
KCS Energy
  04-01-12                           7.13          6,645,000              6,395,813
PetroHawk Energy
  07-15-13                           9.13          5,980,000              6,279,000
Range Resources
  05-15-16                           7.50          3,250,000              3,290,625
                                                                    ---------------
Total                                                                    83,045,027
-----------------------------------------------------------------------------------

INTEGRATED ENERGY (0.5%)
Texas Competitive Electric Holdings LLC
  11-01-15                          10.25          9,290,000(d)           8,964,850
-----------------------------------------------------------------------------------

MEDIA CABLE (4.6%)
Cablevision Systems
 Sr Unsecured Series B
  04-15-12                           8.00          6,765,000              6,443,663
Charter Communications Holdings II LLC/Capital
  10-01-13                          10.25          4,200,000              4,158,000
Charter Communications Holdings II LLC/Capital
 Sr Unsecured Series B
  09-15-10                          10.25          9,425,000              9,283,625
DIRECTV Holdings LLC/Finance
  06-15-15                           6.38         11,350,000             10,981,124
EchoStar DBS
  02-01-16                           7.13         16,494,000             17,174,377
Mediacom LLC/Capital
 Sr Unsecured
  01-15-13                           9.50          1,145,000              1,064,850
Quebecor Media
 Sr Unsecured
  03-15-16                           7.75          2,240,000(c,d)         2,072,000
Quebecor Media
 Sr Nts
  03-15-16                           7.75         10,595,000(c)           9,879,837
Univision Communications
 Pay-in-kind
  03-15-15                           9.75          5,175,000(d,n)         4,851,563
Videotron Ltee
  01-15-14                           6.88          9,629,000(c)           9,219,768

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MEDIA CABLE (CONT.)
Virgin Media Finance
  04-15-14                           8.75%        $2,674,000(c)          $2,660,630
                                                                    ---------------
Total                                                                    77,789,437
-----------------------------------------------------------------------------------

MEDIA NON CABLE (6.1%)
Clear Channel Communications
 Sr Unsub
  12-15-16                           5.50         14,855,000             11,232,786
Idearc
  11-15-16                           8.00          5,473,000              5,117,255
Intelsat Bermuda
  06-15-16                           9.25          3,635,000(c)           3,703,156
Lamar Media
 Series B
  08-15-15                           6.63          6,030,000              5,728,500
Lamar Media
 Sr Sub Nts
  08-15-15                           6.63          4,146,000(d)           3,938,700
Lamar Media
 Sr Unsecured
  08-15-15                           6.63          5,332,000              5,065,400
LBI Media
 Sr Sub Nts
  08-01-17                           8.50          7,025,000(d)           6,761,563
Liberty Media LLC
 Sr Nts
  05-15-13                           5.70         11,026,000             10,364,362
Liberty Media LLC
 Sr Unsecured
  02-01-30                           8.25          5,855,000              5,592,544
Radio One
  02-15-13                           6.38         10,930,000              8,962,600
Rainbow Natl Services LLC
 Sr Nts
  09-01-12                           8.75         12,485,000(d)          12,734,699
Rainbow Natl Services LLC
 Sr Sub Deb
  09-01-14                          10.38          4,003,000(d)           4,323,240
RH Donnelley
 Sr Disc Nts Series A-1
  01-15-13                           6.88          2,420,000              2,208,250
RH Donnelley
 Sr Disc Nts Series A-2
  01-15-13                           6.88          6,245,000              5,698,563

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                   RIVERSOURCE HIGH YIELD BOND FUND - 2007 SEMIANNUAL REPORT  19

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
MEDIA NON CABLE (CONT.)
RH Donnelley
Sr Nts
  10-15-17                           8.88%        $3,350,000(d)          $3,165,750
RH Donnelley
 Sr Unsecured
  01-15-13                           6.88          9,133,000              8,333,863
                                                                    ---------------
Total                                                                   102,931,231
-----------------------------------------------------------------------------------

METALS (1.1%)
CII Carbon LLC
  11-15-15                          11.13          3,565,000(d)           3,458,050
Freeport-McMoRan Copper & Gold
 Sr Unsecured
  04-01-15                           8.25          8,965,000              9,570,138
  04-01-17                           8.38          1,350,000              1,458,000
Noranda Aluminium Acquisition
 Sr Unsecured Pay-in-kind
  05-15-15                           8.74          4,020,000(d,i,n)       3,457,200
                                                                    ---------------
Total                                                                    17,943,388
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (1.3%)
Key Energy Services
 Sr Nts
  12-01-14                           8.38         12,620,000(d)          12,651,550
Quicksilver Resources
  04-01-16                           7.13          8,850,000              8,540,250
                                                                    ---------------
Total                                                                    21,191,800
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (2.1%)
Cardtronics
  08-15-13                           9.25         15,966,000             15,327,360
Cardtronics
 Sr Sub Nts
  08-15-13                           9.25          6,715,000(d)           6,446,400
Triad Acquisition
 Sr Unsecured Series B
  05-01-13                          11.13         17,150,000             14,148,750
                                                                    ---------------
Total                                                                    35,922,510
-----------------------------------------------------------------------------------

PACKAGING (1.3%)
Crown Americas LLC/Capital
  11-15-15                           7.75         12,517,000             12,767,340
Owens-Brockway Glass Container
  05-15-13                           8.25          8,975,000              9,289,125
                                                                    ---------------
Total                                                                    22,056,465
-----------------------------------------------------------------------------------

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

PAPER (4.3%)
Abitibi-Consolidated
  08-01-10                           8.55%        $4,850,000(c)          $4,219,500
Boise Cascade LLC
  10-15-14                           7.13          9,825,000              9,505,688
Cascades
 Sr Nts
  02-15-13                           7.25          5,890,000(c)           5,536,600
Georgia-Pacific
  06-15-15                           7.70          5,421,000              5,271,923
  01-15-17                           7.13         11,888,000(d)          11,382,760
Jefferson Smurfit US
  06-01-13                           7.50          9,335,000              8,821,575
NewPage
  05-01-12                          10.00         12,273,000             12,518,459
Norampac
  06-01-13                           6.75          7,045,000(c)           6,446,175
Smurfit-Stone Container Enterprises
 Sr Unsecured
  03-15-17                           8.00          9,770,000              9,379,200
                                                                    ---------------
Total                                                                    73,081,880
-----------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Warner Chilcott
  02-01-15                           8.75         10,902,000             11,229,060
-----------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.2%)
Leucadia Natl
 Sr Unsecured
  09-15-15                           8.13          3,790,000              3,786,589
-----------------------------------------------------------------------------------

RAILROADS (0.2%)
Kansas City Southern de Mexico
 Sr Nts
  06-01-14                           7.38          4,263,000(c,d)         4,172,411
-----------------------------------------------------------------------------------

REITS (1.0%)
Realogy
  04-15-15                          12.38         26,820,000(d)          17,567,100
-----------------------------------------------------------------------------------

RETAILERS (0.8%)
Claire's Stores
  06-01-17                          10.50         15,632,000(d)           9,926,320
Neiman Marcus Group
  10-15-15                          10.38          2,865,000              3,044,063
                                                                    ---------------
Total                                                                    12,970,383
-----------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 20 RIVERSOURCE HIGH YIELD BOND FUND - 2007 SEMIANNUAL REPORT

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)

TECHNOLOGY (2.5%)
Freescale Semiconductor
 Pay-in-kind
  12-15-14                           9.13%       $10,827,000(n)          $9,446,558
SS&C Technologies
  12-01-13                          11.75          3,789,000              4,073,175
SunGard Data Systems
  08-15-15                          10.25         14,460,000             14,893,800
West Corp
  10-15-16                          11.00         13,975,000             13,975,000
                                                                    ---------------
Total                                                                    42,388,533
-----------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.5%)
Hertz
  01-01-16                          10.50          4,363,000              4,515,705
Quality Distribution LLC/Capital
  01-15-12                           9.74          4,239,000(i)           4,154,220
                                                                    ---------------
Total                                                                     8,669,925
-----------------------------------------------------------------------------------

WIRELESS (3.6%)
American Tower
 Sr Nts
  10-15-12                           7.13         13,405,000             13,606,075
  10-15-17                           7.00          6,183,000(d)           6,291,203
Centennial Communications
 Sr Nts
  01-01-13                          10.00          6,445,000              6,702,800
Cricket Communications
  11-01-14                           9.38          6,865,000              6,384,450
MetroPCS Wireless
 Sr Unsecured
  11-01-14                           9.25         14,040,000             13,302,900
Nextel Communications
 Series D
  08-01-15                           7.38         14,605,000             14,377,819
                                                                    ---------------
Total                                                                    60,665,247
-----------------------------------------------------------------------------------

WIRELINES (3.3%)
Citizens Communications
 Sr Unsecured
  03-15-19                           7.13          5,475,000              5,228,625
GCI
 Sr Unsecured
  02-15-14                           7.25          9,632,000              8,716,959

BONDS (CONTINUED)
                                   COUPON        PRINCIPAL
ISSUER                              RATE          AMOUNT                   VALUE(A)
WIRELINES (CONT.)
Level 3 Financing
  03-15-13                          12.25%        $4,775,000             $4,763,063
  11-01-14                           9.25          4,149,000              3,723,728
  02-15-17                           8.75            865,000                741,738
Qwest
 Sr Nts
  06-15-15                           7.63          8,140,000              8,302,800
Windstream
  08-01-16                           8.63         18,757,000             19,460,387
  03-15-19                           7.00          4,605,000              4,363,238
                                                                    ---------------
Total                                                                    55,300,538
-----------------------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,459,713,627)                                               $1,398,603,243
-----------------------------------------------------------------------------------

SENIOR LOANS (14.0%)(h)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

AEROSPACE & DEFENSE (0.4%)
Acts
 Term Loan
  10-05-14                              8.47%     $7,636,120             $7,292,495
-----------------------------------------------------------------------------------

AUTOMOTIVE (0.4%)
Ford Motor
 Term Loan
  12-15-13                              8.70       6,816,104              6,343,612
-----------------------------------------------------------------------------------

CHEMICALS (0.5%)
Celanese
 Term Loan
  04-06-14                              6.98       9,198,775(c)           8,803,964
-----------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.5%)
Spectrum Brands
 Synthetic Letter of Credit
  04-04-13                              8.72         236,589                228,458
Spectrum Brands
 Term Loan
  04-04-13                         8.67-9.25       8,582,947              8,287,950
                                                                    ---------------
Total                                                                     8,516,408
-----------------------------------------------------------------------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                   RIVERSOURCE HIGH YIELD BOND FUND - 2007 SEMIANNUAL REPORT  21

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

ENTERTAINMENT (0.3%)
AMC Entertainment
 Term Loan
  06-13-12                             10.60%     $5,400,178             $5,238,173
-----------------------------------------------------------------------------------

GAMING (1.5%)
Fontainebleau Las Vegas
 Delayed Draw Term Loan
  TBD                                    TBD       5,250,549(g,q,r)       4,948,643
Fontainebleau Las Vegas
 Term Loan
  06-05-14                              8.95      10,501,099              9,871,033
Great Lakes Gaming of Michigan
 Term Loan
  09-15-12                              9.00       9,997,063(l)           9,797,122
                                                                    ---------------
Total                                                                    24,616,798
-----------------------------------------------------------------------------------

HEALTH CARE (2.0%)
HCA
 Tranche B Term Loan
  01-21-13                              7.45      15,056,225             14,420,099
IASIS Healthcare LLC
 Term Loan
  06-15-14                             10.32      19,262,957             18,107,179
                                                                    ---------------
Total                                                                    32,527,278
-----------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.6%)
Sandridge Energy
 Term Loan
  04-01-15                              8.63       9,400,000              9,329,500
-----------------------------------------------------------------------------------

LIFE INSURANCE (0.2%)
Asurion
 2nd Lien Term Loan
  07-02-15                       11.19-11.38       3,293,000              3,206,559
-----------------------------------------------------------------------------------

MEDIA CABLE (1.1%)
Charter Communications
 Term Loan
  TBD                                    TBD       3,550,000(g,q)         3,308,316
  03-06-13                              6.99      16,920,000             15,768,086
                                                                    ---------------
Total                                                                    19,076,402
-----------------------------------------------------------------------------------

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

MEDIA NON CABLE (1.5%)
Intelsat Bermuda
 Term Loan
  02-01-14                              7.21%     $7,615,000(c)          $7,447,775
Nielsen Finance
 Tranche B Term Loan
  08-09-13                         6.67-7.15      19,755,753(c)          18,767,964
                                                                    ---------------
Total                                                                    26,215,739
-----------------------------------------------------------------------------------

OIL FIELD SERVICES (1.0%)
Dresser
 2nd Lien Term Loan
  05-04-15                             11.13      17,145,000             16,259,118
-----------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.5%)
ACE Cash Express
 Tranche B Term Loan
  10-05-13                         7.86-8.70       9,932,059              9,286,476
-----------------------------------------------------------------------------------

RETAILERS (0.8%)
Claire's Stores
 Term Loan
  05-29-14                              7.95       6,882,750              6,077,468
Toys "R" Us
 Term Loan
  TBD                                    TBD       4,308,458(g,q)         4,222,289
  07-19-12                              9.16       3,935,323              3,856,617
                                                                    ---------------
Total                                                                    14,156,374
-----------------------------------------------------------------------------------

TECHNOLOGY (1.0%)
Flextronics Semiconductor
 Delayed Draw Term Loan
  10-01-12                              7.46       4,049,418              3,983,615
Flextronics Semiconductor
 Term Loan
  10-01-12                              7.39      14,091,975             13,757,291
                                                                    ---------------
Total                                                                    17,740,906
-----------------------------------------------------------------------------------

WIRELESS (0.2%)
Trilogy Intl
 Term Loan
  06-29-12                              8.70       3,160,000              3,013,850
-----------------------------------------------------------------------------------

See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

 22 RIVERSOURCE HIGH YIELD BOND FUND - 2007 SEMIANNUAL REPORT

SENIOR LOANS (CONTINUED)
                                   COUPON        PRINCIPAL
BORROWER                            RATE          AMOUNT                   VALUE(A)

WIRELINES (1.6%)
Level 3 Communications
 Tranche B Term Loan
  03-13-14                              7.49%     $9,760,000             $9,306,160
Qwest
 Term Loan
  06-30-10                              6.95      18,045,000             18,259,374
                                                                    ---------------
Total                                                                    27,565,534
-----------------------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $247,299,470)                                                   $239,189,186
-----------------------------------------------------------------------------------

COMMON STOCKS (--%)
ISSUER                                            SHARES                    VALUE(A)

OIL, GAS & CONSUMABLE FUELS (--%)
Link Energy LLC Unit                               1,646,684(b,k)            $37,050
------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Crown Paper Escrow                                29,470,000(b)                   29
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (--%)
Arena Brands                                         111,111(b,l)             72,223
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $18,965,223)                                                         $109,302
------------------------------------------------------------------------------------

OTHER (0.2%)
ISSUER                                            SHARES                    VALUE(A)
Varde Fund V LP                                   25,000,000(b,e,l)       $3,083,250
------------------------------------------------------------------------------------

TOTAL OTHER
(Cost: $--)                                                               $3,083,250
------------------------------------------------------------------------------------

MONEY MARKET FUND (4.8%)(p)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  82,153,225(j)          $82,153,225
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $82,153,225)                                                      $82,153,225
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,808,131,545)(s)                                             $1,723,138,206
====================================================================================

INVESTMENTS IN DERIVATIVES
CREDIT DEFAULT SWAP CONTRACTS OUTSTANDING AT NOV. 30, 2007

                                                                                   NOTIONAL    PREMIUM
                        REFERENCED     BUY/SELL    PAY/RECEIVE     EXPIRATION     PRINCIPAL     PAID/      UNREALIZED
COUNTERPARTY              ENTITY      PROTECTION   FIXED RATE         DATE          AMOUNT     RECEIVED   APPRECIATION
----------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank    Countrywide      Sell         9.00%       Dec. 20, 2008   $6,000,000       $--          $--
                         Home Loans
                               Inc.
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs LLP          Standard      Sell         5.00%      Sept. 20, 2012    2,285,000   319,900           --
                            Pacific
                              Corp.
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch              Standard      Sell         5.00%      Sept. 20, 2012    2,285,000   354,175           --
 International              Pacific
                              Corp.
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers          Ford Motor      Sell         6.60%      Sept. 20, 2012    3,050,000        --       13,416
 Special Financing          Company
----------------------------------------------------------------------------------------------------------------------


                        UNREALIZED
COUNTERPARTY           DEPRECIATION
---------------------
JP Morgan Chase Bank     $(150,864)

---------------------
Goldman Sachs LLP         (406,206)

---------------------
Merrill Lynch             (373,567)
 International

---------------------
Lehman Brothers                 --
 Special Financing
---------------------

                             See accompanying notes to portfolio of investments.
--------------------------------------------------------------------------------

                   RIVERSOURCE HIGH YIELD BOND FUND - 2007 SEMIANNUAL REPORT  23

                                                                                   NOTIONAL    PREMIUM
                        REFERENCED     BUY/SELL    PAY/RECEIVE     EXPIRATION     PRINCIPAL     PAID/      UNREALIZED
COUNTERPARTY              ENTITY      PROTECTION   FIXED RATE         DATE          AMOUNT     RECEIVED   APPRECIATION
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch          K. Hovnanian      Sell         5.00%      Sept. 20, 2012   $2,270,000   $317,800         $--
 International          Enterprises
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs LLP      K. Hovnanian      Sell         9.60%      Sept. 20, 2012    3,515,000        --           --
                        Enterprises
----------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Bank   K. Hovnanian      Sell         8.80%       Dec. 20, 2012    6,500,000        --           --
                        Enterprises
----------------------------------------------------------------------------------------------------------------------
Morgan Stanley             Standard      Sell         5.00%       Dec. 20, 2012    3,100,000   651,000           --
                            Pacific
                              Corp.
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers            GMAC LLC      Sell         5.25%       Dec. 20, 2012    9,330,000        --           --
 Special Financing
----------------------------------------------------------------------------------------------------------------------
Lehman Brothers          Ford Motor      Sell         6.75%       Dec. 20, 2012    3,100,000        --           --
 Special Financing          Company
----------------------------------------------------------------------------------------------------------------------
Total                                                                                                       $13,416
----------------------------------------------------------------------------------------------------------------------


                        UNREALIZED
COUNTERPARTY           DEPRECIATION
---------------------
Merrill Lynch            $(136,359)
 International
---------------------
Goldman Sachs LLP         (175,551)
---------------------
JP Morgan Chase Bank      (588,878)
---------------------
Morgan Stanley            (371,880)
---------------------
Lehman Brothers           (346,261)
 Special Financing
---------------------
Lehman Brothers             (3,535)
 Special Financing
---------------------
Total                  $(2,553,101)
---------------------

CMBS TOTAL RETURN SWAP CONTRACTS OUTSTANDING AT NOV. 30, 2007

                                                                                                 NOTIONAL
                                                                                  EXPIRATION    PRINCIPAL     UNREALIZED
COUNTERPARTY                     FUND RECEIVES                  FUND PAYS            DATE         AMOUNT     DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------
Citigroup              Spread on Lehman Brothers Baa 8.5+    Absolute value of   Jan. 1, 2008   $6,100,000      $(971,016)
                               Commercial Mortgage-Backed    the spread return
                        Securities Index plus 1.00% times      amount, if such
                       notional amount plus spread return   amount is negative
                       amount, if such amount is positive
-------------------------------------------------------------------------------------------------------------------------
Wachovia Securities       Total return on Lehman Brothers  Floating rate based   Jan. 1, 2008    7,100,000       (807,704)
                            Baa 8.5+ Commercial Mortgage-     on 1-month LIBOR
                                  Backed Securities Index           plus 1.10%
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                         $(1,778,720)
-------------------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS
(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Nov. 30, 2007, the value of foreign securities represented 6.3% of net assets.

--------------------------------------------------------------------------------

 24 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2007, the value of these securities amounted to $277,312,531 or 16.2% of net assets.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At Nov. 30, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $17,794,767.

(h) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2007.

(j)  Affiliated Money Market Fund - See Note 6 to the financial statements.

(k) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Nov. 30, 2007 are as follows:

                        BEGINNING   PURCHASE   SALES     ENDING      DIVIDEND
ISSUER                    COST        COST     COST       COST        INCOME    VALUE(A)
----------------------------------------------------------------------------------------
Link Energy LLC Unit   $13,076,335   $--       $--     $13,076,335    $--       $37,050

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  25

(l)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Nov. 30, 2007, is as follows:

                                              ACQUISITION
SECURITY                                         DATES                     COST
----------------------------------------------------------------------------------
Arena Brands
  Common                                        09-03-92                $5,888,888
Great Lakes Gaming of Michigan
  Term Loan
  9.00% 2012                             03-01-07 thru 09-15-07          9,820,736
United Artists Theatre Circuit
  Pass-Through Ctfs Series BB5
  9.30% 2015                             12-08-95 thru 04-03-02          6,712,897
United Artists Theatre Circuit
  Pass-Through Ctfs Series BC3
  9.30% 2015                                    12-06-01                 1,809,731
Varde Fund V LP                          04-27-00 thru 06-19-00                --*

     * The original cost for this position in fiscal year 2004 was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

(m) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(n) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(o) At Nov. 30, 2007, security was partially or fully on loan. See Note 5 to the financial statements.

(p) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 0.2% of net assets. See Note 5 to the financial statements. The Fund's cash equivalent position is 4.6% of net assets.

(q) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(r) At Nov. 30, 2007, the Fund had unfunded senior loan commitments pursuant to the term of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                    UNFUNDED
BORROWER                                                           COMMITMENT
-----------------------------------------------------------------------------
Fontainebleau Las Vegas                                            $5,176,112

(s) At Nov. 30, 2007, the cost of securities for federal income tax purposes was approximately $1,808,132,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $14,095,000
Unrealized depreciation                                            (99,089,000)
------------------------------------------------------------------------------
Net unrealized depreciation                                       $(84,994,000)
------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

--------------------------------------------------------------------------------

 26 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  27

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

NOV. 30, 2007 (UNAUDITED)

ASSETS
Investments in securities, at value
   Unaffiliated issuers* (identified cost $1,712,901,985)       $ 1,640,947,931
   Affiliated money market fund (identified cost
      $82,153,225)                                                   82,153,225
   Other affiliated issuers (identified cost $13,076,335)                37,050
-------------------------------------------------------------------------------
Total investments in securities (identified cost
   $1,808,131,545)                                                1,723,138,206
Cash                                                                     49,256
Cash deposits and collateral held with brokers                        3,558,000
Capital shares receivable                                             2,190,096
Accrued interest receivable                                          34,475,553
Receivable for investment securities sold                            28,916,999
Receivable for closed swap contract                                     194,233
Other receivable                                                        220,452
Unrealized appreciation on swap transactions                             13,416
-------------------------------------------------------------------------------
Total assets                                                      1,792,756,211
-------------------------------------------------------------------------------
LIABILITIES
Premiums received on outstanding credit default swap
   contracts                                                          1,591,353
Dividends payable to shareholders                                     2,112,438
Capital shares payable                                               30,061,024
Payable for investment securities purchased                          40,947,289
Payable upon return of securities loaned                              3,452,640
Unrealized depreciation on swap transactions                          4,331,821
Accrued investment management services fee                               27,062
Accrued distribution fee                                                351,442
Accrued transfer agency fee                                               3,424
Accrued administrative services fee                                       3,007
Accrued plan administration services fee                                    265
Other accrued expenses                                                1,271,455
-------------------------------------------------------------------------------
Total liabilities                                                    84,153,220
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock              $ 1,708,602,991
===============================================================================

--------------------------------------------------------------------------------

 28 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

NOV. 30, 2007 (UNAUDITED)

REPRESENTED BY
Capital stock -- $.01 par value                                 $     6,105,197
Additional paid-in capital                                        3,154,488,896
Excess of distributions over net investment income                     (612,615)
Accumulated net realized gain (loss)                             (1,362,287,196)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign
   currencies                                                       (89,091,291)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
   capital stock                                                $ 1,708,602,991
===============================================================================

Net assets applicable to outstanding
   shares:                                Class A                            $ 1,266,316,171
                                          Class B                            $   214,836,188
                                          Class C                            $    20,986,510
                                          Class I                            $   127,541,716
                                          Class R2                           $         4,759
                                          Class R3                           $         4,759
                                          Class R4                           $     1,239,166
                                          Class R5                           $         4,750
                                          Class W                            $    77,668,972
Net asset value per share of outstanding  Class A
   capital stock:                         shares(1)           452,286,242    $          2.80
                                          Class B shares       76,742,132    $          2.80
                                          Class C shares        7,544,611    $          2.78
                                          Class I shares       45,580,661    $          2.80
                                          Class R2 shares           1,695    $          2.81
                                          Class R3 shares           1,695    $          2.81
                                          Class R4 shares         442,694    $          2.80
                                          Class R5 shares           1,695    $          2.80
                                          Class W shares       27,918,309    $          2.78
--------------------------------------------------------------------------------------------
* Including securities on loan, at value                                     $     2,734,120
--------------------------------------------------------------------------------------------

(1) The maximum offering price per share for Class A is $2.94. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  29

STATEMENT OF OPERATIONS

SIX MONTHS ENDED NOV. 30, 2007 (UNAUDITED)

INVESTMENT INCOME
Income:
Interest                                                        $  75,597,762
Income distributions from affiliated money market fund              2,442,431
Fee income from securities lending                                     48,453
   Less foreign taxes withheld                                         (2,888)
-----------------------------------------------------------------------------
Total income                                                       78,085,758
-----------------------------------------------------------------------------
Expenses:
Investment management services fee                                  5,276,381
Distribution fee
   Class A                                                          1,702,107
   Class B                                                          1,257,131
   Class C                                                            116,110
   Class R2                                                                13
   Class R3                                                                 6
   Class W                                                             87,647
Transfer agency fee
   Class A                                                          1,055,390
   Class B                                                            205,465
   Class C                                                             18,506
   Class R2                                                                 2
   Class R3                                                                 2
   Class R4                                                               318
   Class R5                                                                 2
   Class W                                                             70,118
Administrative services fee                                           584,616
Plan administration services fee
   Class R2                                                                 6
   Class R3                                                                 6
   Class R4                                                             1,590
Compensation of board members                                          16,485
Custodian fees                                                         59,620
Printing and postage                                                  154,815
Registration fees                                                      78,176
Professional fees                                                      74,950
Other                                                                 463,748
-----------------------------------------------------------------------------
Total expenses                                                     11,223,210
   Expenses waived/reimbursed by the Investment Manager and
      its affiliates                                                 (434,975)
-----------------------------------------------------------------------------
                                                                   10,788,235
   Earnings and bank fee credits on cash balances                     (60,038)
-----------------------------------------------------------------------------
Total net expenses                                                 10,728,197
-----------------------------------------------------------------------------
Investment income (loss) -- net                                    67,357,561
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

 30 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

SIX MONTHS ENDED NOV. 30, 2007 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
   Security transactions                                        $  (8,731,409)
   Swap transactions                                               (1,045,085)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                            (9,776,494)
Net change in unrealized appreciation (depreciation) on
   investments
   and on translation of assets and liabilities in foreign
   currencies                                                    (127,368,261)
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies            (137,144,755)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                   $ (69,787,194)
=============================================================================

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       NOV. 30, 2007       MAY 31, 2007
                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                        $   67,357,561     $  134,476,976
Net realized gain (loss) on investments                    (9,776,494)        41,778,854
Net change in unrealized appreciation (depreciation)
   on investments and on translation of assets and
   liabilities in foreign currencies                     (127,368,261)        56,295,791
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                             (69,787,194)       232,551,621
----------------------------------------------------------------------------------------
Distributions to shareholders from:
   Net investment income
      Class A                                             (52,293,904)      (115,403,008)
      Class B                                              (8,618,501)       (23,882,544)
      Class C                                                (802,862)        (1,787,914)
      Class I                                              (4,715,407)        (7,229,447)
      Class R2                                                   (179)              (163)
      Class R3                                                   (186)              (170)
      Class R4                                                (49,857)           (77,989)
      Class R5                                                   (197)              (181)
      Class W                                              (2,681,744)          (199,220)
----------------------------------------------------------------------------------------
Total distributions                                       (69,162,837)      (148,580,636)
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 32 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       NOV. 30, 2007       MAY 31, 2007
                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
   Class A shares                                         113,159,981        210,763,226
   Class B shares                                          11,515,260         37,023,271
   Class C shares                                           1,278,826          3,433,741
   Class I shares                                          37,962,910        134,595,782
   Class R2 shares                                                 --              5,000
   Class R3 shares                                                 --              5,000
   Class R4 shares                                            193,467            714,463
   Class R5 shares                                                  1              5,000
   Class W shares                                          92,464,515         32,756,464
Reinvestment of distributions at net asset value
   Class A shares                                          38,928,682         85,786,874
   Class B shares                                           6,747,662         18,654,193
   Class C shares                                             642,603          1,397,368
   Class I shares                                           4,671,618          7,136,479
   Class R4 shares                                             49,876             77,173
   Class W shares                                           2,587,682            167,473
Payments for redemptions
   Class A shares                                        (244,388,199)      (433,987,084)
   Class B shares                                        (104,109,233)      (181,032,353)
   Class C shares                                          (4,804,015)        (8,118,318)
   Class I shares                                          (3,886,881)       (73,179,368)
   Class R4 shares                                           (164,512)          (299,579)
   Class W shares                                         (42,866,787)        (2,950,937)
----------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
   transactions                                           (90,016,544)      (167,046,132)
----------------------------------------------------------------------------------------
Total increase (decrease) in net assets                  (228,966,575)       (83,075,147)
Net assets at beginning of period                       1,937,569,566      2,020,644,713
----------------------------------------------------------------------------------------
Net assets at end of period                            $1,708,602,991     $1,937,569,566
========================================================================================
Undistributed (excess of distributions over) net
   investment income                                   $     (612,615)    $    1,192,661
----------------------------------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this statement.

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS

(Unaudited as to Nov. 30, 2007)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource High Yield Bond Fund (the Fund) is a series of RiverSource High Yield Income Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource High Yield Income Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board. The Fund invests primarily in high-yielding, high risk corporate bonds, commonly known as junk bonds.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Nov. 30, 2007, RiverSource Investments, LLC (the Investment Manager) and the affiliated funds-of-funds owned 100% of Class I shares.

At Nov. 30, 2007, the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------

 34 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board of Directors of the funds generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board of Directors of the funds, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

INVESTMENTS IN LOANS

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership, or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  35

Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

ILLIQUID SECURITIES

At Nov. 30, 2007, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. Prior to July 12, 2007, the Fund limited the percent held in securities and other instruments that were illiquid to 10% of the Fund's net assets. The aggregate value of such securities at Nov. 30, 2007 was $22,355,666 representing 1.31% of net assets. These securities may be valued at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS AND UNFUNDED LOAN COMMITMENTS

Delivery and payment for securities that have been purchased by the Fund on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At Nov. 30, 2007, the Fund has entered into outstanding when-issued securities of $8,941,163 and other forward-commitments of $8,853,604.

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. These commitments are disclosed in the "Portfolio of Investments." At Nov. 30, 2007, the Fund has entered into unfunded loan commitments of $5,176,112.

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a

--------------------------------------------------------------------------------

 36 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. During the six month ended Nov. 30, 2007, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Nov. 30, 2007, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT 37 net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations. At Nov. 30, 2007, the Fund had no outstanding forward foreign currency contracts.

TOTAL RETURN EQUITY SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement.

CREDIT DEFAULT SWAP TRANSACTIONS

The Fund may enter into credit default swap contracts to increase or decrease its credit exposure to an issuer, obligation, portfolio, or index of issuers or obligations, to hedge its exposure on an obligation that it owns or in lieu of selling such obligations. As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Fund will be required to deliver either the referenced obligation or an equivalent cash amount to the protection seller and in exchange the Fund will receive the notional amount from the seller. The difference between the value of the obligation delivered and

--------------------------------------------------------------------------------

 38 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT the notional amount received will be recorded as a realized gain (loss). As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Fund will receive the referenced obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation received and the notional amount paid will be recorded as a realized gain (loss). As a protection seller, the maximum amount of the payment made by the Fund may equal the notional amount, at par, of the underlying index or security as a result of the related credit event.

The notional amounts of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses)

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT 39 as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

On Sept. 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of SFAS 157 is required for fiscal years beginning after Nov. 15, 2007 and interim periods within those fiscal years. The impact of SFAS 157 on the Fund's financial statements is being evaluated.

In June 2006, the FASB issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. FIN 48 has been adopted by the Fund and there is no material impact on the Fund.

DIVIDENDS TO SHAREHOLDERS

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income, if any, is recognized on the ex-dividend date. Non-cash dividends or interest included in investment income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily. The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual

--------------------------------------------------------------------------------

 40 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

2. EXPENSES AND SALES CHARGES

Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.59% to 0.36% annually as the Fund's assets increase. The management fee for the six months ended Nov. 30, 2007, was 0.58% of the Fund's average daily net assets.

Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% annually as the Fund's assets increase. The fee for the six months ended, Nov. 30, 2007, was 0.06% of the Fund's average daily net assets.

Other expenses in the amount of $8,659 are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board

Compensation of Board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual fee per shareholder account for this service as follows:

-  Class A $20.50

-  Class B $21.50

-  Class C $21.00

The Fund pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  41

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of operations.

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provisions of various administrative, recordkeeping, communication and educational services.

The Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise Financial Services, Inc. also served as a principal underwriter and distributor to the Fund. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $419,280 for Class A, $114,072 for Class B and $2,044 for Class C for the six months ended Nov. 30, 2007.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

For the six months ended Nov. 30, 2007, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds) were 1.09% for Class A, 1.85% for Class B, 1.85% for Class C, 0.69% for Class I, 1.26% for Class R2, 0.99% for Class R3, 0.77% for Class R4, 0.75% for Class R5 and 1.13% for Class W. Of these waived/reimbursed fees and expenses, the transfer agency fee at the class level was $250 for Class R4 and the plan administration services fees at the class level were $6, $6 and $1,151 for Class R2, Class R3 and Class R4, respectively. In addition, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until May 31, 2008, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 0.95% of the Fund's average daily net assets for Class R4, unless sooner terminated at the discretion of the Board.

--------------------------------------------------------------------------------

 42 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

In 2005, the Fund received an amended 2003 K-1, for a partnership investment, that reported a smaller loss allocable to the Fund than originally reported. The resulting change to investment income caused taxable dividends on 2004 Forms 1099-DIV to be understated. To resolve this matter, the Fund entered into a closing agreement and in August 2007 paid $433,562 to the Internal Revenue Service. This amount is included in other expenses on the Statement of operations. Ameriprise Financial reimbursed the Fund for this payment. This amount is included in expenses waived/reimbursed by the Investment Manager and its affiliates on the Statement of operations.

During the six months ended Nov. 30, 2007, the Fund's custodian and transfer agency fees were reduced by $60,038 as a result of earnings and bank fee credits from overnight cash balances.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $608,551,771 and $676,548,769, respectively, for the six months ended Nov. 30, 2007. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                        SIX MONTHS ENDED NOV. 30, 2007
                                      ISSUED FOR
                                      REINVESTED                            NET
                           SOLD      DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                 38,931,268    13,555,710      (84,880,757)      (32,393,779)
Class B                  3,973,466     2,346,956      (35,907,378)      (29,586,956)
Class C                    443,487       225,153       (1,681,630)       (1,012,990)
Class I                 13,115,991     1,630,928       (1,357,105)       13,389,814
Class R2                        --            --               --                --
Class R3                        --            --               --                --
Class R4                    66,865        17,401          (56,937)           27,329
Class R5                        --            --               --                --
Class W                 32,230,834       910,783      (15,239,427)       17,902,190
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  43

                                            YEAR ENDED MAY 31, 2007
                                      ISSUED FOR
                                      REINVESTED                            NET
                           SOLD      DISTRIBUTIONS     REDEEMED     INCREASE (DECREASE)
---------------------------------------------------------------------------------------
Class A                 72,287,474    29,211,824     (147,814,504)      (46,315,206)
Class B                 12,602,733     6,358,244      (62,324,222)      (43,363,245)
Class C                  1,170,753       479,108       (2,788,522)       (1,138,661)
Class I                 46,093,859     2,418,928      (24,630,726)       23,882,061
Class R2                     1,695            --               --             1,695
Class R3                     1,695            --               --             1,695
Class R4                   242,099        26,192         (100,449)          167,842
Class R5                     1,695            --               --             1,695
Class W                 10,946,268        55,840         (985,989)       10,016,119
---------------------------------------------------------------------------------------

5. LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund receives collateral in the form of cash and U.S. government securities, equal to at least 100% of the value of securities loaned, which is marked to the market value of the loaned securities daily until the securities are returned, e.g., if the value of the securities on loan increases, additional cash collateral is provided by the borrower. The Investment Manager serves as securities lending agent for the Fund under the Investment Management Services Agreement pursuant to which the Fund has agreed to reimburse the Investment Manager for expenses incurred by it in connection with the lending program, and pursuant to guidelines adopted by and under the oversight of the Board. At Nov. 30, 2007, securities valued at $2,734,120 were on loan to brokers. For collateral, the Fund received $3,452,640 in cash. Cash collateral received is invested in an affiliated money market fund and short-term securities, including U.S. government securities or other high-grade debt obligations, which are included in the "Portfolio of Investments." Income from securities lending amounted to $48,453 for the six months ended Nov. 30, 2007. Expenses paid to the Investment Manager were $781 for the six months ended Nov. 30, 2007, which are included in other expenses on the Statement of operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash

--------------------------------------------------------------------------------

 44 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

Fund aggregated $402,747,708 and $433,591,814, respectively, for the six months ended Nov. 30, 2007.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, a Fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. The Fund had no borrowings during the six months ended Nov. 30, 2007.

8. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $1,365,339,132 at May 31, 2007, that if not offset by capital gains will expire as follows:

   2008           2009           2010           2011          2014
$50,473,765   $226,001,198   $517,121,802   $552,664,309   $19,078,058

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  45

Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce
(MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

--------------------------------------------------------------------------------

 46 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  47

10. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

CLASS A

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,        2007(J)            2007           2006           2005           2004
Net asset value, beginning of
 period                               $3.02          $2.89          $2.86          $2.74          $2.62
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)            .11(b)         .20            .20            .19            .21
Net gains (losses) (both realized
 and unrealized)                       (.22)           .15            .03            .12            .11
-------------------------------------------------------------------------------------------------------
Total from investment operations       (.11)           .35            .23            .31            .32
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.11)          (.22)          (.20)          (.19)          (.20)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period        $2.80          $3.02          $2.89          $2.86          $2.74
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                           $1,266         $1,463         $1,535         $1,735         $1,810
-------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)          1.14%(e)       1.08%          1.08%          1.04%          1.04%
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)          1.09%(e),(f)     1.08%        1.08%          1.04%          1.04%
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          7.49%(e)       6.94%          6.78%          6.67%          7.47%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 35%            95%            93%           105%           140%
-------------------------------------------------------------------------------------------------------
Total return(g)                      (3.63%)(h)     12.77%(i)       8.27%         11.56%         12.51%
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i) During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 48 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

CLASS B

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,        2007(J)            2007           2006           2005           2004
Net asset value, beginning of
 period                               $3.02          $2.89          $2.86          $2.74          $2.62
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)            .10(b)         .18            .18            .17            .19
Net gains (losses) (both realized
 and unrealized)                       (.22)           .15            .03            .12            .11
-------------------------------------------------------------------------------------------------------
Total from investment operations       (.12)           .33            .21            .29            .30
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.10)          (.20)          (.18)          (.17)          (.18)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period        $2.80          $3.02          $2.89          $2.86          $2.74
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $215           $321           $433           $629           $781
-------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)          1.89%(e)       1.84%          1.83%          1.79%          1.80%
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)          1.85%(e),(f)     1.84%        1.83%          1.79%          1.80%
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          6.67%(e)       6.18%          6.00%          5.92%          6.70%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 35%            95%            93%           105%           140%
-------------------------------------------------------------------------------------------------------
Total return(g)                      (3.99%)(h)     11.91%(i)       7.45%         10.72%         11.66%
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i) During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  49

CLASS C

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,        2007(J)            2007           2006           2005           2004
Net asset value, beginning of
 period                               $3.00          $2.87          $2.84          $2.73          $2.61
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)            .10(b)         .18            .18            .17            .19
Net gains (losses) (both realized
 and unrealized)                       (.22)           .15            .03            .11            .11
-------------------------------------------------------------------------------------------------------
Total from investment operations       (.12)           .33            .21            .28            .30
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.10)          (.20)          (.18)          (.17)          (.18)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period        $2.78          $3.00          $2.87          $2.84          $2.73
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                              $21            $26            $28            $36            $39
-------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)          1.90%(e)       1.83%          1.83%          1.79%          1.80%
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)          1.85%(e),(f)     1.83%        1.83%          1.79%          1.80%
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          6.73%(e)       6.18%          6.02%          5.92%          6.71%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 35%            95%            93%           105%           140%
-------------------------------------------------------------------------------------------------------
Total return(g)                      (4.04%)(h)     11.95%(i)       7.47%         10.35%         11.71%
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i) During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 50 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

CLASS I

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,        2007(K)            2007           2006           2005        2004(B)
Net asset value, beginning of
 period                               $3.02          $2.89          $2.86          $2.74          $2.83
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)            .11(c)         .21            .21            .21            .08
Net gains (losses) (both realized
 and unrealized)                       (.21)           .16            .03            .11           (.11)
-------------------------------------------------------------------------------------------------------
Total from investment operations       (.10)           .37            .24            .32           (.03)
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.12)          (.24)          (.21)          (.20)          (.06)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period        $2.80          $3.02          $2.89          $2.86          $2.74
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                             $128            $97            $24            $--            $--
-------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)           .74%(f)        .67%           .69%           .64%           .65%(f)
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)           .69%(f),(g)      .67%         .69%           .64%           .65%(f)
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          7.92%(f)       7.37%          7.49%          7.06%          7.30%(f)
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 35%            95%            93%           105%           140%
-------------------------------------------------------------------------------------------------------
Total return(h)                      (3.43%)(i)     13.21%(j)       8.69%         11.97%         (1.39%)(i)
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from March 4, 2004 (inception date) to May 31, 2004.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j) During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(k)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  51

CLASS R2

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,          2007(J)         2007(B)
Net asset value, beginning of
 period                                 $3.02          $2.95
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .11(c)         .11
Net gains (losses) (both realized
 and unrealized)                         (.21)           .05
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.10)           .16
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.11)          (.09)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $2.81          $3.02
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--            $--
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.54%(f)       1.45%(f)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)            1.26%(f),(g)     1.45%(f)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            7.32%(f)       6.58%(f)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   35%            95%
---------------------------------------------------------------------------------------------------------
Total return(h)                        (3.48%)(i)      5.72%(i)
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 52 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

CLASS R3

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,          2007(J)         2007(B)
Net asset value, beginning of
 period                                 $3.02          $2.95
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .11(c)         .11
Net gains (losses) (both realized
 and unrealized)                         (.21)           .06
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.10)           .17
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.11)          (.10)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $2.81          $3.02
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--            $--
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.27%(f)       1.20%(f)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)             .99%(f),(g)     1.20%(f)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            7.60%(f)       6.84%(f)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   35%            95%
---------------------------------------------------------------------------------------------------------
Total return(h)                        (3.35%)(i)      5.85%(i)
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  53

CLASS R4

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,        2007(J)            2007           2006           2005           2004
Net asset value, beginning of
 period                               $3.01          $2.89          $2.86          $2.74          $2.62
-------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)            .11(b)         .21            .21            .20            .21
Net gains (losses) (both realized
 and unrealized)                       (.21)           .14            .02            .12            .12
-------------------------------------------------------------------------------------------------------
Total from investment operations       (.10)           .35            .23            .32            .33
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.11)          (.23)          (.20)          (.20)          (.21)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period        $2.80          $3.01          $2.89          $2.86          $2.74
-------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                               $1             $1             $1             $1             $1
-------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)          1.04%(e)        .94%           .90%           .87%           .88%
-------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c),(d)           .77%(e),(f)      .93%(f)      .90%           .87%           .88%
-------------------------------------------------------------------------------------------------------
Net investment income (loss)          7.82%(e)       7.10%          6.96%          6.84%          7.60%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 35%            95%            93%           105%           140%
-------------------------------------------------------------------------------------------------------
Total return(g)                      (3.23%)(h)     12.56%(i)       8.45%         11.75%         12.67%
-------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amount has been calculated using the average shares outstanding method.
(c) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e)  Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(g)  Total return does not reflect payment of a sales charge.
(h)  Not annualized.
(i) During the year ended May 31, 2007, Ameriprise Financial reimbursed the Fund for a loss on a trading error. Had the Fund not received this reimbursement, total return would have been lower by 0.01%.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 54 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

CLASS R5

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,          2007(J)         2007(B)
Net asset value, beginning of
 period                                 $3.02          $2.95
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .11(c)         .12
Net gains (losses) (both realized
 and unrealized)                         (.21)           .05
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.10)           .17
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.12)          (.10)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $2.80          $3.02
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $--            $--
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)             .79%(f)        .71%(f)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)             .75%(f),(g)      .71%(f)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            7.83%(f)       7.33%(f)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   35%            95%
---------------------------------------------------------------------------------------------------------
Total return(h)                        (3.46%)(i)      6.09%(i)
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  55

CLASS W

PER SHARE INCOME AND CAPITAL CHANGES(a)
FISCAL PERIOD ENDED MAY 31,          2007(J)         2007(B)
Net asset value, beginning of
 period                                 $3.00          $2.94
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)              .10(c)         .11
Net gains (losses) (both realized
 and unrealized)                         (.21)           .07
---------------------------------------------------------------------------------------------------------
Total from investment operations         (.11)           .18
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                  (.11)          (.12)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period          $2.78          $3.00
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                $78            $30
---------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)            1.18%(f)       1.06%(f)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(e)            1.13%(f),(g)     1.06%(f)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)            7.35%(f)       6.05%(f)
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   35%            95%
---------------------------------------------------------------------------------------------------------
Total return(h)                        (3.70%)(i)      6.20%(i)
---------------------------------------------------------------------------------------------------------

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.
(b)  For the period from Dec. 11, 2006 (inception date) to May 31, 2007.
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction of earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f)  Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive certain fees and expenses (excluding fees and expenses of acquired funds).
(h)  Total return does not reflect payment of a sales charge.
(i)  Not annualized.
(j)  Six months ended Nov. 30, 2007 (Unaudited).

--------------------------------------------------------------------------------

 56 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.

--------------------------------------------------------------------------------

                  RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT  57

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On April 12, 2007, Ernst & Young LLP was selected as the Fund's independent registered public accounting firm for the 2008 fiscal year. A majority of the Fund's Board of Directors, including a majority of the Independent Directors, approved the appointment of Ernst & Young LLP. The predecessor independent registered public accounting firm's reports on the Fund's financial statements for the year ended May 31, 2007 and the year ended May 31, 2006 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal periods and through April 12, 2007 there were no disagreements between the Fund and the predecessor independent registered public accounting firm on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of the predecessor independent registered public accounting firm, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the financial statements for such fiscal periods.

--------------------------------------------------------------------------------

 58 RIVERSOURCE HIGH YIELD BOND FUND -- 2007 SEMIANNUAL REPORT

     RIVERSOURCE(R) HIGH YIELD BOND FUND

     734 Ameriprise Financial Center

     Minneapolis, MN 55474

     RIVERSOURCE.COM/FUNDS

                                        This report must be accompanied or preceded by
                                        the Fund's current prospectus. RiverSource(R)
                                        mutual funds are distributed by RiverSource
                                        Distributors, Inc., Member FINRA, and managed
                                        by RiverSource Investments, LLC. These
                                        companies are part of Ameriprise Financial,
                                        Inc.
       (RIVERSOURCE INVESTMENTS LOGO)   (C) 2008 RiverSource Distributors, Inc.                            S-6470 Y (1/08)

Item 2. Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          RiverSource High Yield Income Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date February 1, 2008


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date February 1, 2008